Receivables from hub partners (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Receivables from hub partners.
Credit to hub partners - distance learning centers	R$ 96,628	R$ 80,096
Receivables from hub partners	96,628	80,096
Current	39,351	31,979
Non-current	R$ 57,277	R$ 48,117